Business Combinations and Divestitures - Consolidated Income Statements For Qualtrics (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions			12 Months Ended
	Dec. 01, 2023	Mar. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Income Statements
Total revenue			€ 31,207	€ 29,520	€ 26,953
Cost of cloud			(3,884)	(3,499)	(2,881)
Total cost of revenue			8,674	8,038	7,219
Total operating expenses			(25,420)	(23,429)	(20,645)
Disposal gain before tax	€ 175		77
Operating profit			5,787	6,090	6,308
Profit (loss) before tax			5,341	4,513	8,505
Profit (loss) after tax			2,363	(1,359)	(1,447)
Consolidated Statements of Cash Flow
Net operating cash flow			122	(29)	41
Net investing cash flow			5,510	(32)	(208)
Net financing cash flow			€ 24	€ (263)	€ 2,828
Weighted average shares outstanding, basic			1,167,000	1,170,000	1,180,000
Weighted average shares outstanding, diluted			1,180,000	1,175,000	1,180,000
Operating and share-based expenses			€ 403	€ 1,182
Qualtrics International Inc. [Member]
Consolidated Income Statements
Cloud revenue			621	1,129
Total revenue			745	1,351
Cost of cloud			(88)	(265)
Total cost of revenue			196	499
Total operating expenses			(1,155)	(2,771)
Disposal gain before tax		€ 3,562	3,562	0
Operating profit			3,152	(1,420)
Profit (loss) before tax			3,162	(1,423)
Income tax expense		799	799	(64)
Profit (loss) after tax			2,363	(1,359)
Attributable to owners of parents			€ 2,505	€ (993)
Earnings per share, basic (in Euro per share)			€ 2.15	€ (0.85)
Earnings per share, diluted (in Euro per share).			€ 2.12	€ (0.85)
Consolidated Statements of Cash Flow
Net operating cash flow			€ 122	€ (29)
Net investing cash flow			5,510	(32)
Net financing cash flow			24	(263)
Taxes		€ 799	€ 799	€ (64)
Weighted average shares outstanding, basic			1,167,000	1,170,000
Weighted average shares outstanding, diluted			1,180	1,175,000